UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

LIMITED TERM PORTFOLIO

FORM N-Q

DECEMBER 31, 2005

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 98.9%
Alabama - 2.8%
$5,000,000	AAA	Alabama State Public School & College Authority, FSA-Insured, 5.125% due 11/1/15 (a)	$5,271,850
3,040,000	AAA	Birmingham, AL, Airport Authority, Airport Revenue, MBIA-Insured, 5.500% due 7/1/16	3,130,927
7,000,000	AAA	Jefferson County, AL, Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16 (a)	7,403,760
1,000,000	A-	Marshall County, AL, Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,073,590
1,785,000	AAA	Mobile, AL, 10.875% due 11/1/07 (b)	1,952,522
1,000,000	AAA	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/14	1,078,820

		Total Alabama	19,911,469

Alaska - 0.1%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,005,840

American Samoa - 0.2%
1,000,000	A	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,044,470

Arizona - 0.7%
1,430,000	A-	Arizona Health Facilities Authority Revenue, Catholic Health Care West, Series A, 6.125% due 7/1/09	1,485,999
1,000,000	AAA	Arizona State University, Revenue Bonds, FGIC-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/21 (d)	1,109,070
		Maricopa County, AZ, Hospital Revenue:
95,000	AAA	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	104,331
		St. Lukes Medical Center:
1,320,000	AAA	8.750% due 2/1/10 (b)	1,457,650
260,000	AAA	10.250% due 2/1/11 (b)	304,140
470,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08 (e)	47,000
671,000	AAA	Pima County, AZ, Hospital Revenue, Tucson Medical Center, 10.375% due 4/1/07 (b)	704,771

		Total Arizona	5,212,961

Arkansas - 1.0%
495,000	AAA	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (b)	549,950
		Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100:
1,500,000	BBB	7.000% due 2/1/15 (d)	1,698,195
2,500,000	BBB	7.250% due 2/1/20 (d)	2,853,875
565,000	AAA	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	632,467
1,000,000	BB	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	1,101,460

		Total Arkansas	6,835,947

California - 5.1%
3,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	3,136,980
2,250,000	AA	Beverly Hills, CA, USD, Election 2002, Series B, 5.000% due 8/1/24	2,377,890
4,000,000	A3(f)	California Health Facilities Financing Authority Revenue, Cedars Sinai Medical Center, 5.000% due 11/15/20 (a)	4,183,600
		California State:
5,000,000	AAA	Department Water Resources Power Supply Revenue, Series A, Call 5/1/12 @ 101, 5.375% due 5/1/18 (a)(d)	5,564,450
5,000,000	AA-	Economic Recovery, Series A, 5.000% due 7/1/16 (a)	5,310,000

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
California (continued)
$4,245,000	A-	Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16 (a)	$4,469,221
		Los Angeles, CA:
360,000	NR	COP, Hollywood Presbyterian Medical Center, INDLC - Insured, 9.625% due 7/1/13 (b)	443,185
8,000,000	AAA	USD, RITES, MBIA-Insured, 5.375% due 7/1/17 (a)(g)	8,847,440
125,000	Aaa(f)	Pleasant Valley Hospital Building Corp., Camarillo California Hospital Revenue, 9.700% due 12/15/07 (b)	135,756
215,000	AAA	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	264,420
865,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	1,019,385

		Total California	35,752,327

Colorado - 1.8%
1,025,000	BBB-	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (d)	1,201,761
860,000	NR	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	958,427
300,000	AA	Colorado HFA, Single-Family Mortgage Program, Senior Bonds, Series D-2, 6.900% due 4/1/29 (c)	312,612
		Denver, CO, City & County:
3,000,000	AAA	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,199,800
1,480,000	AAA	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,613,393
2,200,000	AAA	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19	2,406,030
2,500,000	AAA	Northwest Parkway Public Highway Authority, Series A, 5.500% due 6/15/16	2,732,375

		Total Colorado	12,424,398

Connecticut - 3.2%
5,000,000	AA	Connecticut State, Series D, Call 11/15/12 @ 100, 5.375% due 11/15/19 (a)(d)	5,506,350
		Connecticut State GO:
2,500,000	AAA	AMBAC-Insured, Series B, 5.250% due 6/1/18	2,805,775
5,000,000	AA	Series C, 5.000% due 12/15/11 (a)	5,379,800
2,000,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (c)	2,155,420
		Connecticut State Special Tax Obligation Revenue:
		RITES:
2,000,000	AAA	Series A, FSA-Insured, 6.423% due 10/1/09 (g)	2,341,200
2,000,000	AAA	Series B, FSA-Insured, 6.423% due 10/1/09 (g)	2,326,160
2,000,000	AAA	Transportation Infrastructure, Series A, FSA-Insured, Call 7/1/12 @ 100, 5.375% due 7/1/16 (d)	2,203,800

		Total Connecticut	22,718,505

Delaware - 0.3%
		Delaware State:
404,000	AAA	Series A, Call 7/1/10 @ 100, 5.000% due 7/1/13 (d)	430,353
1,596,000	AAA	GO, Series A, 5.000% due 7/1/13	1,687,163

		Total Delaware	2,117,516

Florida - 7.6%
580,000	NR	Bonita Springs, FL, Vasari Community Development District Revenue, Capital Improvement, Series B, 6.200% due 5/1/09	586,142
3,000,000	NR	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., Series A, Call 8/15/10 @ 103, 7.750% due 8/15/20 (d)	3,544,140
90,000	NR	Capital Region Community Development, Florida Development District Revenue, Capital Improvement, 5.950% due 5/1/06	90,680

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida (continued)
$145,000	NR	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	$144,795
		Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	AAA	5.250% due 11/1/13	1,938,713
3,175,000	AAA	5.250% due 11/1/16	3,463,099
1,500,000	AAA	Florida State Board of Education GO, Series A, Call 6/1/10 @ 101, 5.500% due 6/1/16 (d)	1,627,275
5,520,000	AAA	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, AMBAC-Insured, 5.000% due 7/1/24 (a)	5,872,231
1,120,000	NR	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Meyers Project, Series B, 5.500% due 5/1/10	1,138,010
880,000	NR	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, Series B, 6.250% due 5/1/09	895,972
		Hillsborough County, FL:
2,185,000	AA	EFA Revenue, Refunding, University of Tampa Project, Radian-Insured, 5.750% due 4/1/18	2,322,458
3,500,000	AAA	School District Sales Tax Revenue, AMBAC-Insured, Call 10/1/11 @ 100, 5.375% due 10/1/15 (a)(d)	3,834,530
		Jacksonville Beach, FL, Utility Revenue:
2,305,000	AAA	7.900% due 10/1/14 (b)	2,742,835
2,145,000	Aaa(f)	5.000% due 4/1/18	2,257,441
1,235,000	NR	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	1,239,434
315,000	NR	Mediterra North Community Development District, Florida Capital Improvement Revenue, Series B, 6.000% due 5/1/08	318,062
1,000,000	BB+	Miami Beach, FL, Health Facilities Authority, Hospital Revenue, Mount Sinai Medical Center, Series A, 6.700% due 11/15/19	1,096,060
6,855,000	AAA	Miami, FL, Homeland and Defense/Neighborhood GO, 5.250% due 1/1/18 (a)	7,417,247
		Orange County, FL, Health Facilities Authority Revenue:
1,835,000	NR	First Mortgage, 8.875% due 7/1/21	1,994,608
2,000,000	A+	Hospital Adventist Health Systems, 6.250% due 11/15/24	2,235,760
1,470,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 5.250% due 10/1/13	1,583,602
10,000	NR	Panther Trace Community Development District, Florida Special Assessment Revenue, Series B, 6.500% due 5/1/09	10,114
60,000	NR	Parklands West Community Development District, Florida Special Assessment Revenue, Series B, 6.000% due 5/1/06	60,053
460,000	NR	Port Saint Lucie, FL, Special Assessment Revenue, Series A, 6.375% due 9/1/11	477,710
595,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/08	602,610
755,000	NR	Reunion East Community Development District, Florida Special Assessment Revenue, Series B, 5.900% due 11/1/07	760,753
3,500,000	NR	Sterling Hill, FL, Community Development District, Series B, 5.500% due 11/1/10	3,545,500
820,000	NR	Sumter Landing Community Development District Special Assessment Revenue, 6.250% due 5/1/13	875,145
170,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (b)	195,145
565,000	NR	Village Community Development District North 5, Florida Special Assessment Revenue, Series B, 5.000% due 5/1/08	566,701
135,000	NR	Waterlefe Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/10	136,766

		Total Florida	53,573,591

Georgia - 1.3%
1,980,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	919,532

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia (continued)
$1,630,000	AAA	Fulton County, GA, Water and Sewer Revenue, 5.000% due 1/1/16	$1,701,948
		Municipal Electronic Authority Revenue, Combustion Turbine Project, Series A:
2,415,000	AAA	MBIA-Insured, 5.250% due 11/1/19	2,494,478
85,000	AAA	Unrefunded Balance, MBIA-Insured, Call 11/1/07 @ 100, 5.250% due 11/1/19 (d)	87,980
2,500,000	Aaa(f)	Rockdale County, GA, Water & Sewer Authority Revenue, 5.000% due 7/1/20	2,691,675
1,320,000	NR	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	1,385,485

		Total Georgia	9,281,098

Hawaii - 0.6%
		Hawaii State, Series CW, FGIC-Insured:
2,895,000	AAA	5.375% due 8/1/15	3,137,080
1,105,000	AAA	Call 8/1/11 @ 100, 5.375% due 8/1/15 (d)	1,207,864

		Total Hawaii	4,344,944

Idaho - 0.2%
10,000	Aaa(f)	Idaho Falls, ID, Electric Revenue, 10.250% due 4/1/06 (b)	10,162
1,500,000	BB	Nez Perce County, ID, PCR, Refunding, Potlatch Corp. Project, 6.125% due 12/1/07	1,542,585

		Total Idaho	1,552,747

Illinois - 6.7%
140,000	AA	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	153,409
		Chicago, IL:
		GO:
120,000	AAA	5.375% due 1/1/16	130,706
5,000,000	AAA	Refunding, Series A, 5.000% due 1/1/20 (a)	5,316,150
2,000,000	AA+	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, Call 12/1/12 @ 101, 5.500% due 12/1/14 (d)	2,240,860
		O’Hare International Airport:
1,500,000	AAA	Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	1,619,505
2,500,000	NR	Special Facilities Revenue, United Airlines Project, Series C, 6.300% due 5/1/16 (h)	432,925
3,880,000	AAA	Project and Refunding, Series A, AMBAC-Insured, Call 7/1/12 @ 100, 5.375% due 1/1/16 (a)(d)	4,275,372
1,500,000	AAA	Series A, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 1/1/14 (d)	1,672,650
		Cicero, IL:
2,415,000	AAA	MBIA-Insured, 5.625% due 12/1/16	2,713,108
1,250,000	AAA	Tax Increment, Series A, XCLA-Insured, 5.250% due 1/1/20	1,347,425
3,000,000	Aaa(f)	Cook Kane Lake and Mc Henry Counties, IL, Community College, District North 512, William Rainey Harper College, Series A, Call 12/1/10 @ 100, 5.500% due 12/1/15 (d)	3,272,430
4,560,000	AAA	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (a)(b)	5,358,821
2,000,000	Aaa(f)	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	2,194,480
		Illinois Health Facilities Authority Revenue:
515,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	583,984
5,000,000	A	Order of St. Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/19 (a)(d)	5,539,850
1,140,000	A	Passavant Memorial Area Hospital, 6.250% due 10/1/17	1,250,295
20,000	A	Victory Memorial Hospital Area Hospital Association Project, 7.500% due 10/1/06 (b)	20,619
5,000,000	AAA	Illinois State, GO, First Series, 5.375% due 7/1/19 (a)	5,431,150

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
$2,440,000	AAA	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/15	$2,683,292
1,020,000	AAA	Northern, IL, University Revenue, Call 10/01/09 @ 100, 10.400% due 4/1/13 (d)	1,207,058

		Total Illinois	47,444,089

Indiana - 3.0%
1,720,000	AAA	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, Call 1/15/12 @ 100, 5.750% due 7/15/18 (d)	1,922,702
2,500,000	AAA	Hamilton County, IN, County Optional Income Tax Revenue, FSA-Insured, 5.250% due 1/10/20	2,604,175
655,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)	727,967
3,920,000	AAA	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (a)(b)	5,149,665
3,000,000	AAA	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series A, Call 7/1/12 @ 100, 5.500% due 7/1/19 (d)	3,327,210
1,000,000	AAA	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	1,176,910
		Madison County, IN, Hospital Authority Facilities Revenue:
565,000	AAA	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	627,964
290,000	Aaa(f)	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	325,864
1,075,000	AAA	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC-Insured, 5.500% due 7/15/18	1,158,108
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,108,660
1,670,000	AAA	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	1,896,886

		Total Indiana	21,026,111

Iowa - 1.3%
3,000,000	A1(f)	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,259,440
3,795,000	AAA	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (a)(b)	4,655,706
1,085,000	AAA	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC-Insured, 5.375% due 6/1/18	1,143,330

		Total Iowa	9,058,476

Kansas - 0.6%
4,000,000	BBB	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light Project, Refunding, 4.750% due 10/1/07 (a)(i)	4,063,120

Kentucky - 0.8%
5,000,000	AAA	Kentucky Property & Buildings, Call 10/1/11 @ 100, 5.375% due 10/1/19 (a)(d)	5,477,900

Louisiana - 1.3%
435,000	Aaa(f)	Jefferson Parish, LA, Home Mortgage Authority, Single-Family Mortgage Revenue, Series G, GNMA/FNMA-Collateralized, 6.300% due 6/1/32 (c)	455,845
625,000	NR	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (b)	667,263
1,480,000	AAA	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,618,794
385,000	AAA	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	436,024
5,555,000	AAA	State of Louisiana, Series A, FGIC-Insured, 5.250% due 5/1/19 (a)	6,054,450

		Total Louisiana	9,232,376

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Maryland - 0.6%
$3,000,000	AA+	Anne Arundel County, MD, GO, 5.375% due 3/1/14	$3,291,510
1,000,000	A+	Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, 6.000% due 7/1/22	1,095,960

		Total Maryland	4,387,470

Massachusetts - 3.9%
1,700,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)(j)	1,885,844
1,140,000	Aaa(f)	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, Call 7/1/09 @ 102, 6.000% due 7/1/13 (d)	1,258,993
		Massachusetts State:
1,500,000	AAA	GO, RITES, Series PA 993-R, MBIA-Insured, 6.650% due 5/1/09 (g)	1,780,350
3,500,000	AAA	RITES, Series PA 964-R, MBIA-Insured, 6.673% due 11/1/09 (a)(g)	4,154,150
585,000	BBB-	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, Series A, 6.000% due 7/1/11	613,495
		Massachusetts State HEFA Revenue:
2,000,000	AAA	Berkshire Health Systems, Series F, 5.000% due 10/1/19	2,105,420
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12	2,188,800
3,000,000	BBB	6.750% due 7/1/16	3,366,300
1,000,000	AAA	Harvard University, Series Z, 5.000% due 1/15/16	1,059,740
1,300,000	AAA	University of Massachusetts, Series C, 5.500% due 10/1/18	1,421,329
1,275,000	AAA	Massachusetts State IFA Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,388,271
1,515,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	2,087,216
2,000,000	Aa3(f)	Massachusetts State, GAN, Series A, 5.750% due 6/15/15	2,183,660
2,000,000	AAA	Pittsfield, MA, GO, MBIA-Insured, 5.500% due 4/15/17	2,208,700

		Total Massachusetts	27,702,268

Michigan - 1.7%
1,165,000	NR	Allen Academy COP, 7.000% due 6/1/15	1,174,460
1,000,000	AAA	Carman-Ainsworth, MI, Community School District GO, FGIC-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/19 (d)	1,108,910
1,775,000	AA	Chippewa Valley, MI, Schools Administration Building, Q-SBLF-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/18 (d)	1,968,315
1,000,000	AAA	Holland, MI, Area Community Swimming Pool Authority GO, FGIC-Insured, Call 5/1/06 @ 100, 5.125% due 5/1/19 (d)	1,005,820
1,000,000	AAA	Michigan Municipal Bond Authority Revenue, School District City of Detroit, 5.000% due 6/1/16	1,075,280
2,000,000	A-	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/08 (i)	2,045,640
1,000,000	AA	Mount Clemens, MI, Community School District, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.500% due 5/1/16 (d)	1,101,700
2,000,000	AAA	Southfield, MI, Library Building Authority GO, MBIA-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/24 (d)	2,168,240

		Total Michigan	11,648,365

Minnesota - 0.3%
1,000,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	1,113,210
1,000,000	A	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,038,690

		Total Minnesota	2,151,900

Missouri - 0.7%
15,000	AAA	Chillicothe, MO, Electric Revenue, AMBAC-Insured, 10.250% due 9/1/06 (b)	15,667

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Missouri (continued)
$1,000,000	A-(k)	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11	$1,064,380
1,500,000	Aaa(f)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,605,435
910,000	AA	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	960,787
25,000	BBB-	Nevada, MO, Waterworks Systems Revenue, 10.000% due 10/1/07 (b)	26,915
1,000,000	AAA	Saint Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.625% due 7/1/16 (d)	1,104,230

		Total Missouri	4,777,414

Montana - 0.0%
75,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (b)	83,712

Nebraska - 0.0%
15,000	Aaa(f)	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	17,135

Nevada - 1.1%
1,185,000	BBB	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, 6.000% due 9/1/14	1,297,847
3,000,000	AAA	Clark County, NV, School District, Building Renovation, Series B, FGIC-Insured, Call 6/15/07@ 101, 5.250% due 6/15/17 (d)	3,110,400
2,500,000	AAA	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, Call 7/1/09 @ 101, 6.000% due 7/1/14 (d)	2,734,350
865,000	AAA	Nevada Housing Division, Multi-Unit Housing, Saratoga Palms, FNMA-Collateralized, 6.250% due 10/1/16 (c)	885,077

		Total Nevada	8,027,674

New Hampshire - 0.8%
		New Hampshire HEFA:
3,470,000	A	Covenant Healthcare System, 6.500% due 7/1/17 (a)	3,917,734
		University Systems of New Hampshire, AMBAC-Insured:
305,000	AAA	5.375% due 7/1/16	331,392
595,000	AAA	Call 7/1/11 @ 101, 5.375% due 7/1/16 (d)	654,565
1,000,000	AA	New Hampshire State, GO, Capital Improvement, Series A, 5.125% due 10/1/17	1,047,920

		Total New Hampshire	5,951,611

New Jersey - 3.5%
		New Jersey Health Care Facilities Financing Authority Revenue:
320,000	AAA	Hackensack Hospital, 8.750% due 7/1/09 (b)	343,155
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.375% due 7/1/15	3,385,950
3,500,000	AAA	New Jersey State EDA Lease Revenue, Office Building Projects, Series A, 5.000% due 6/15/18 (a)	3,770,095
		New Jersey State Transportation Trust Fund Authority:
		RITES, MBIA-Insured:
2,500,000	AAA	Series PA 958R, 7.662% due 12/15/09 (g)	3,151,200
1,000,000	AAA	Series PA 958R-B, 7.662% due 12/15/09 (g)	1,260,480
		Transportation Systems, Series B, MBIA-Insured:
5,350,000	AAA	5.250% due 12/15/14 (a)	5,899,338
1,890,000	AAA	Call 12/15/11 @ 100, 6.000% due 12/15/19 (d)	2,136,154
		New Jersey State Turnpike Authority Revenue:
530,000	AAA	6.750% due 1/1/09 (b)	529,078

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
New Jersey (continued)
$265,000	AAA	6.000% due 1/1/14 (b)	$285,474
3,095,000	Aaa(f)	Passaic Valley, NJ, Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17	3,360,056
180,000	AAA	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	220,304

		Total New Jersey	24,341,284

New Mexico - 0.5%
		Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured:
1,925,000	AAA	5.250% due 10/1/17	2,142,814
1,100,000	AAA	5.250% due 10/1/21	1,236,026
95,000	AAA	Farmington, NM, Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (b)	99,690

		Total New Mexico	3,478,530

New York - 4.9%
1,000,000	Baa3(f)	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, Series A, 6.000% due 7/1/19	1,077,630
2,500,000	A+	New York City, NY, GO, Series A, 6.250% due 8/1/08	2,576,600
1,000,000	AAA	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, FSA-Insured, 5.500% due 2/15/19	1,093,600
1,170,000	NR	New York City, NY, IDA, Civic Facility Revenue, Community Hospital Brooklyn, 6.875% due 11/1/10	1,207,066
1,090,000	NR	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	1,124,084
		New York State Dormitory Authority Revenue:
1,000,000	AAA	Columbia University, Series B, Call 7/1/12 @ 100, 5.250% due 7/1/17 (d)	1,094,720
1,780,000	AA	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	1,961,845
5,000,000	AAA	Mental Health Services Facilities, 5.000% due 2/15/18 (a)	5,335,150
2,500,000	AAA	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	2,758,250
		State University Educational Facilities:
1,715,000	AAA	MBIA-Insured, 6.000% due 5/15/15	1,897,270
2,000,000	AAA	Third Generation, Series A, FGIC-Insured, 5.500% due 5/15/17	2,277,540
		Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1:
6,000,000	AA-	5.500% due 6/1/14 (a)	6,368,040
5,000,000	AA-	5.500% due 6/1/16 (a)	5,364,700

		Total New York	34,136,495

North Carolina - 3.7%
745,000	NR	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8-Insured, Call 11/1/09 @ 100, 10.500% due 5/1/11 (d)	868,514
3,000,000	AAA	Guilford County, NC, GO, Public Improvement, Series B, Call 10/1/10 @ 102, 5.250% due 10/1/15 (d)	3,289,230
		North Carolina Eastern Municipal Power Agency, Power Systems Revenue:
550,000	A	Series B, ACA/CBI-Insured, 5.650% due 1/1/16	583,011
2,000,000	BBB	Series D, 5.500% due 1/1/14	2,187,680
		North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
3,610,000	AAA	10.500% due 1/1/10 (b)(j)	4,117,313
		Series B:
3,000,000	A	ACA-CBI-Insured, 6.375% due 1/1/13	3,312,750
5,000,000	AAA	MBIA-Insured, 5.250% due 1/1/18 (a)	5,393,550
		North Carolina State:
3,000,000	AAA	Public Improvement, Series A, Call 9/1/10 @ 102, 5.100% due 9/1/16 (d)	3,266,310
3,000,000	AAA	Series A, Call 3/1/09 @ 102, 5.250% due 3/1/18 (d)	3,226,050

		Total North Carolina	26,244,408

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio - 6.5%
$5,450,000	AAA	Butler County, OH, Transportation Improvement District, Series A, Call 4/1/08 @ 102, 5.125% due 4/1/17 (a)(d)	$5,719,121
1,750,000	AAA	Cleveland, OH, Public Power Systems Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,908,760
		Cuyahoga County, OH, Hospital Facilities Revenue, Canton, Inc. Project:
1,880,000	BBB	6.750% due 1/1/10	1,977,685
3,400,000	AA+	GO, 5.000% due 12/1/15	3,710,590
195,000	Aaa(f)	Erie County, OH, Hospital Improvement Revenue, Sandusky Memorial Hospital, 8.750% due 1/1/06 (b)	195,000
2,280,000	NR	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	2,860,876
1,500,000	Aaa(f)	Hamilton County, OH, Sales Tax Revenue, Series B, AMBAC-Insured, 5.250% due 12/1/18	1,605,465
1,240,000	AAA	Jackson, OH, Local School District, Stark & Summit Counties, FSA-Insured, 5.000% due 12/1/18	1,328,325
915,000	AAA	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	1,017,983
95,000	AAA	Lima, OH, Hospital Revenue, St. Rita Hospital of Lima, 7.500% due 11/1/06 (b)	98,267
1,410,000	Aaa(f)	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA-Insured, 5.500% due 12/1/16	1,534,122
2,775,000	AA	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14	2,998,249
5,000,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13 (a)	5,234,450
		Ohio State Building Authority, Series A:
3,000,000	AAA	Call 10/1/09 @ 101, 5.375% due 10/1/14 (d)	3,238,170
3,600,000	AAA	State Facilities-Administration Building Fund, FSA-Insured, 5.500% due 10/1/14 (a)	3,932,064
		Ohio State Water Development Authority Revenue:
4,620,000	AAA	9.375% due 12/1/10 (a)(b)	5,212,376
750,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (b)	837,345
1,960,000	AAA	University of Akron, OH, General Receipts Bonds, AMBAC-Insured, Call 1/1/07 @ 102, 5.250% due 1/1/17 (d)	2,035,813

		Total Ohio	45,444,661

Oklahoma - 0.7%
2,750,000	AA	Oklahoma DFA Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	2,962,217
1,725,000	AAA	Tulsa, OK, Airport Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (c)	1,874,627

		Total Oklahoma	4,836,844

Oregon - 2.0%
1,000,000	AA	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,091,690
1,500,000	BBB	Klamath Falls, OR, Intercommunity Hospital Authority Revenue, Merle West Medical Center Project, 6.125% due 9/1/22	1,590,465
3,320,000	Aa2(f)	Multnomah County, OR, Series A, Call 4/1/10 @ 100, 5.250% due 4/1/14 (d)	3,561,729
		Oregon State Department Administrative Services Lottery Revenue:
1,375,000	AAA	Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/14 (d)	1,522,978
3,500,000	AAA	Series B, 5.250% due 4/1/15 (a)	3,723,755
2,335,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (c)	2,484,183

		Total Oregon	13,974,800

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania - 8.6%
$3,000,000	AAA	Allegheny County, PA, Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16	$3,258,360
1,195,000	NR	Berks County Municipal Authority, Phoebe Berks Village Inc. Project, Call 5/15/06 @ 102, 7.500% due 5/15/13 (d)	1,235,845
2,175,000	BBB-	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (c)	2,302,520
2,500,000	Aaa(f)	Central Bucks, PA, School District, FGIC-Insured, 5.500% due 5/15/19	2,736,550
1,070,000	A	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,163,668
1,320,000	NR	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	1,310,219
3,440,000	AAA	Delaware River Port Authority Pennsylvania and New Jersey, RITES, Series 964, FSA-Insured, 6.478% due 1/1/10 (a)(g)	4,146,369
1,750,000	AAA	Greater Johnstown, PA, GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,905,085
2,000,000	AAA	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,146,840
		Pennsylvania State Higher EFA, Health Services Revenue, Series A:
1,000,000	A+	Allegheny Delaware Valley Obligation Group, MBIA-Insured, 6.250% due 1/15/18	1,112,640
3,330,000	AAA	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,513,816
		Pennsylvania State, Second Series:
4,000,000	AAA	Call 5/1/12 @ 100, 5.500% due 5/1/15 (a)(d)	4,435,640
5,000,000	AAA	Call 10/1/09 @ 101, 5.750% due 10/1/17 (a)(d)	5,462,300
		Philadelphia, PA:
2,000,000	AAA	GO, FSA-Insured, 5.250% due 9/15/18	2,122,840
		School District:
		Series A, FSA-Insured, Call 2/1/12 @ 100:
2,000,000	AAA	5.500% due 2/1/20 (d)	2,204,400
1,865,000	AAA	5.500% due 2/1/21 (d)	2,055,603
2,000,000	AAA	Series B, Call 8/1/12 @ 100, 5.625% due 8/1/18 (d)	2,228,900
		Philadelphia, PA, Authority for Industrial Development:
1,000,000	AAA	Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,080,400
2,000,000	AAA	Series B, 5.500% due 10/1/15	2,177,940
		Philadelphia, PA, Gas Works Revenue, Third Series, Call 8/1/11 @ 100:
1,675,000	AAA	5.500% due 8/1/17 (d)	1,804,528
3,240,000	AAA	FSA-Insured, 5.500% due 8/1/19 (d)	3,475,483
		Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA-Insured/:
2,000,000	AAA	5.625% due 9/1/15	2,155,720
1,500,000	AAA	5.625% due 9/1/19	1,606,125
1,140,000	NR	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St, Francis General Hospital, 6.625% due 10/1/12 (b)	1,262,299
1,445,000	AA	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,563,808
1,000,000	AAA	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	1,286,030
480,000	AAA	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)	519,634

		Total Pennsylvania	60,273,562

Puerto Rico - 0.3%
2,100,000	AAA	Puerto Rico Highway and Transportation Authority Highway Revenue, Refunding, Series AA, 5.000% due 7/1/10 (i)	2,229,801

Rhode Island - 0.6%
1,000,000	AAA	Cranston, RI, FGIC-Insured, Call 11/15/09 @ 101, 6.375% due 11/15/14 (d)	1,116,300
1,000,000	AAA	Providence, RI, Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,080,320

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Rhode Island (continued)
$2,000,000	Aaa(f)	Woonsocket, RI, GO, FGIC-Insured, 5.375% due 10/1/20	$2,149,340

		Total Rhode Island	4,345,960

South Carolina - 1.5%
905,000	AAA	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	1,026,496
		Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow:
1,350,000	AA-	6.000% due 12/1/21	1,491,602
		Call 12/1/12 @ 101:
1,000,000	AA-	5.875% due 12/1/19 (d)	1,139,860
1,650,000	AA-	6.000% due 12/1/21 (d)	1,893,226
4,530,000	AAA	South Carolina Transportation Infrastructure Bank Revenue, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (a)(d)	4,767,644

		Total South Carolina	10,318,828

South Dakota - 0.4%
2,635,000	Aa2(f)	Minnehaha County, SD, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/19 (d)	2,863,006

Tennessee - 1.6%
5,000,000	AAA	Elizabethton, TN, Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23 (a)	5,438,950
255,000	Aaa(f)	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (a)(b)	283,239
2,000,000	A+	Memphis, TN, General Improvement, Call 4/1/08 @ 101, 5.250% due 4/1/16 (d)	2,100,660
		Memphis-Shelby County, TN:
1,000,000	AAA	Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)	1,101,040
2,000,000	AAA	Sports Authority Inc. Revenue, Memphis Arena Project, Series A, 5.500% due 11/1/18	2,208,840

		Total Tennessee	11,132,729

Texas - 10.3%
		Austin, TX:
1,000,000	BBB-	Convention Enterprises Inc., Convention Center, First Tier, Series A, 6.600% due 1/1/21	1,071,240
2,620,000	AA+	Public Improvement, Call 9/1/09 @ 100, 5.500% due 9/1/19 (d)	2,807,513
700,000	Aaa(f)	Bexar County, TX, Housing Finance Corp. MFH Revenue, Series A\The Waters At Northern Hill Apartments, MBIA-Insured, 5.800% due 8/1/21	712,082
2,000,000	AAA	Bexar County, TX, Metropolitan Water District Waterworks, AMBAC-Insured, Call 5/1/15 @ 100, 5.000% due 5/1/19 (d)	2,162,340
40,000	AAA	Brownsville, TX, Utilities Systems Revenue, AMBAC-Insured, 9.400% due 1/1/13 (b)	48,029
3,000,000	CCC	Dallas-Fort Worth, TX, International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 6.150% due 11/1/07 (c)(i)	2,893,410
2,370,000	AAA	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	2,620,983
		El Paso County, TX, Housing Finance Corp.:
415,000	A3(f)	La Plaza Apartments, 6.700% due 7/1/20	434,273
		MFH Revenue, Series A, American Village Communities:
1,250,000	A3(f)	6.250% due 12/1/20	1,298,100
1,000,000	A3(f)	6.250% due 12/1/24	1,030,400
		Fort Bend, TX, ISD, PSFG:
390,000	AAA	5.500% due 2/15/16	412,550
610,000	AAA	Call 2/15/09 @ 100, 5.500% due 2/15/16 (d)	648,046

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
$2,000,000	AA	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/18 (d)	$2,213,380
1,000,000	AAA	Grand Prairie, TX, Housing Finance Corp., MFH Revenue, Landings of Carrier Project, Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,117,570
5,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(c)(i)	5,603,750
		Harlandale, TX:
10,000	AAA	GO, ISD, Refunding, PSFG-Insured, Unrefunded Balance, 6.000% due 8/15/16	11,029
990,000	AAA	ISD, Refunding, PSFG-Insured, Call 8/15/10 @ 100, 6.000% due 8/15/16 (d)	1,093,623
		Harris County, TX, Houston Sports Authority Revenue, Series G:
1,125,000	AAA	5.250% due 11/15/16	1,205,055
3,000,000	AAA	MBIA-Insured, 5.750% due 11/15/19	3,279,900
3,410,000	AAA	Houston, TX, Airport Systems Revenue, 9.500% due 7/1/10 (a)(b)	3,903,529
		Houston, TX, FSA-Insured:
910,000	AAA	Call 9/1/10 @ 100, 5.750% due 3/1/18 (d)	992,309
90,000	AAA	Unrefunded Balance, 5.750% due 3/1/18	98,020
4,000,000	AAA	Houston, TX, ISD, Refunding, Series A, Call 2/15/09 @ 100, 5.250% due 2/15/18 (a)(d)	4,220,200
		Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien:
1,000,000	AAA	Series A, FSA-Insured, 5.500% due 12/1/17	1,093,000
4,545,000	AAA	Series B, Call 12/1/10 @ 100, 5.750% due 12/1/16 (a)(d)	4,976,366
2,765,000	NR	Midlothian, TX, Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21	3,086,874
		Midlothian, TX, ISD:
3,455,000	Aaa(f)	GO, Call 2/15/07 @ 54.303, PSF-GTD-Insured, zero coupon bond to yield 6.166% due 2/15/17 (d)	1,805,203
60,000	Aaa(f)	Unrefunded Balance, Refunding, PSF-GTD- Insured, zero coupon bond to yield 6.166% due 2/15/17	31,445
1,800,000	AAA	Montgomery, TX, GO, ISD, PSFG, 5.500% due 2/15/17	1,948,680
1,230,000	A	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,429,912
755,000	Aaa(f)	Panhandle, TX, Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	842,112
525,000	AAA	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (b)	571,961
		Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue:
4,000,000	AA-	Baylor Health Care Systems Project, 5.750% due 11/15/19 (a)	4,368,520
2,000,000	A+	Call 11/15/10 @ 101, 6.625% due 11/15/20 (d)	2,287,180
130,000	AAA	Tarrant County, TX, Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	143,660
1,000,000	Baa3(f)	Texas State Student Housing Corp., Student Housing Revenue, Midwestern State University Project, 6.500% due 9/1/22	1,053,970
2,000,000	AAA	Texas Technical University Revenue Financing System, Seventh Series, MBIA-Insured, 5.500% due 8/15/18	2,179,220
3,500,000	AAA	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, Series B, 5.250% due 7/15/17 (a)	3,711,995
2,000,000	AAA	University of Texas Revenue Financing System, Series B, Call 8/15/11 @ 100, 5.375% due 8/15/18 (d)	2,182,020
1,000,000	AAA	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC-Insured, 5.375% due 8/1/19	1,074,760

		Total Texas	72,664,209

Utah - 1.6%
2,000,000	Aaa(f)	Davis County, UT, School District, School Board Guarantee Program, Refunding, Series B, 5.000% due 6/1/16	2,186,620

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utah (continued)
		Intermountain Power Agency Utah:
$830,000	AAA	Power Supply Revenue, Series B, Call 7/1/07 @ 102, MBIA-Insured, 5.750% due 7/1/19 (d)	$875,741
1,670,000	AAA	Unrefunded, Series B, MBIA-Insured, 5.750% due 7/1/19	1,757,759
		Provo, UT, Electric Revenue:
955,000	AAA	10.125% due 4/1/15 (b)	1,237,174
1,045,000	AAA	MBIA-Insured, 10.125% due 4/1/15 (b)	1,353,766
10,000	AAA	Series A, AMBAC-Insured, 10.375% due 9/15/15 (b)	13,335
1,500,000	AAA	Salt Lake County, UT, Hospital Revenue, IHC Health Services, Inc., AMBAC-Insured, 5.500% due 5/15/13	1,629,495
		Spanish Fork City, UT, Water Revenue:
240,000	Aaa(f)	FSA-Insured, Call 6/1/12 @ 100, 5.500% due 6/1/17 (d)	265,870
760,000	Aaa(f)	Unrefunded Balance, FSA-Insured, 5.500% due 6/1/17	831,911
1,000,000	AAA	Utah State Board Regents, Utah State University Hospital, MBIA-Insured, Call 8/1/11 @ 100, 5.500% due 8/1/18 (d)	1,099,360

		Total Utah	11,251,031

Vermont - 0.2%
1,415,000	BBB+	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	1,454,309

Virginia - 2.2%
1,445,000	AA	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,569,819
1,305,000	AA	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,447,728
1,000,000	AAA	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA-Insured, 6.000% due 4/1/12 (c)	1,041,540
750,000	A	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	800,640
1,750,000	AA+	Virginia State Public Building Authority, Public Facilities Revenue, Series A, Call 8/1/10 @ 100, 5.750% due 8/1/20 (d)	1,917,300
5,035,000	AAA	Virginia State Resources Authority, Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.400% due 10/1/18 (a)(d)	5,467,456
3,000,000	BBB+	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,073,260

		Total Virginia	15,317,743

Washington - 1.4%
4,000,000	AAA	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, Series A, 5.500% due 7/1/14 (a)	4,368,560
2,000,000	AAA	Pierce County, WA, School District North 10 Tacoma, FGIC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/14 (d)	2,192,860
		Radford Court Properties, WA, Student Housing Revenue, MBIA-Insured:
1,695,000	AAA	6.000% due 6/1/17	1,874,517
1,000,000	AAA	5.375% due 6/1/19	1,068,830

		Total Washington	9,504,767

Wisconsin - 0.7%
115,000	AAA	Oshkosh, WI, Hospital Facility Revenue, Mercy Medical Center, Call 7/1/07 @ 100, 7.375% due 7/1/09 (d)	120,151
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Health Care, Inc., 6.000% due 7/1/17	1,073,240
1,500,000	A	Wheaton Franciscan Services, Inc., 6.000% due 8/15/15	1,657,470
2,000,000	AA-	Wisconsin State, Series B, Call 5/1/11 @ 100, 5.500% due 5/1/14 (d)	2,188,540

		Total Wisconsin	5,039,401

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $674,157,617)	$695,677,802

SHORT-TERM INVESTMENT - 0.0%
Massachusetts - 0.0%
$15,000	A-1+	Massachusetts HEFA, Revenue, Capital Asset Program, Series C, MBIA-Insured, 2.980%, 1/3/06 (l)(Cost - $15,000)	15,000

		TOTAL INVESTMENTS - 98.9% (Cost - $674,172,617#)	695,692,802
		Other Assets in Excess of Liabilities - 1.1%	7,421,834

		TOTAL NET ASSETS - 100.0%	$703,114,636

‡ All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Bonds are escrowed to maturity by government obligations and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Rating by Moody’s Investors Service.

(g)	Residual interest tax-exempt securities - coupon varies inversely with level of short-term tax-exempt interest rates.

(h)	Security is currently in default.

(i)	Maturity date shown represents the mandatory tender date.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rating by Fitch Ratings Service.

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

# Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	—	American Capital Assurance
AMBAC	—	Ambac Assurance Corporation
CBI	—	Certificate of Bond Insurance
COP	—	Certificate of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IFA	—	Industrial Finance Agency
INDLC	—	Industrial Indemnity Company
ISD	—	Independent School District
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue
PSFG	—	Permanent School Fund Guaranty

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

Q-SBLF	—	Qualified School Board Loan Fund
RITES	—	Residual Interest Tax-Exempt Securities
Radian	—	Radian Assets Assurance
USD	—	Unified School District
VA	—	Veterans Administration

Summary of Investments by Industry *

Pre-Refunded	25.2%
Hospitals	11.1
Escrowed to Maturity	9.7
General Obligation	8.7
Transportation	8.6
Education	7.9
Utilities	5.5
Public Facilities	4.4
Water & Sewer	3.8
Miscellanous	3.6
Other	11.5

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Limited Term Portfolio (the “Fund”), is a separate diversified investment fund of the Smith Barney Muni Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,008,089
Gross unrealized depreciation	(4,487,904)

Net unrealized appreciation	$21,520,185

At December 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	2,150	3/06	$241,152,733	$245,503,125	$(4,350,392)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date : March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date : March 1, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date : March 1, 2006